Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share based Compensation [Line Items]
Summary of Restricted Stock and Restricted Stock Unit, Activity
A summary of the Group’s RSU activity for the years ended December 31, 2022, 2023 and 2024 were as follows:

	Number of restricted share units	Weighted average grant date fair value
		RMB
Outstanding as of December 31, 2021	33,860,228	38.75
Granted (i)	28,010,128	68.29
Vested	(19,564,802)	37.27
Forfeited	(6,309,648)	81.29

Outstanding as of December 31, 2022 (i)	35,995,906	59.72

Expected to vest as of December 31, 2022 (i)	33,116,233

	Number of restricted share units	Weighted average grant date fair value
		RMB
Outstanding as of December 31, 2022	35,995,906	59.72
Granted (i)	15,177,322	39.31
Vested	(11,276,824)	55.66
Forfeited	(10,701,587)	51.52

Outstanding as of December 31, 2023 (i)	29,194,817	54.42

Expected to vest as of December 31, 2023 (i)	24,487,867

	Number of restricted share units	Weighted average grant date fair value
		RMB
Outstanding as of December 31, 2023	29,194,817	54.42
Granted (i)	17,812,098	31.01
Vested	(9,466,806)	55.93
Forfeited	(6,274,291)	60.27

Outstanding as of December 31, 2024 (i)	31,265,818	40.07

Expected to vest as of December 31, 2024 (i)	25,950,949